Investment Portfolio - September 30, 2021

(unaudited)

NEW YORK TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS - 76.5%
Bath Central School District, G.O. Bond, 4.000%, 6/15/2025	750,000	$849,675
Beacon City School District, G.O. Bond, 2.000%, 6/15/2024	390,000	404,321
Briarcliff Manor, Public Impt., G.O. Bond, 5.000%, 2/1/2023	400,000	425,376
Brighton Central School District, G.O. Bond, 2.125%, 6/15/2025	500,000	529,030
Brookhaven, Public Impt., Recreational Facility Impt., G.O. Bond, 4.000%, 3/15/2025	400,000	436,172
Brookhaven-Comsewogue Union Free School District, School Impt., G.O. Bond, 2.250%, 5/15/2024	500,000	522,595
Buffalo, Public Impt., Recreational Facility Impt., Series A, G.O. Bond, 5.000%, 4/1/2024	250,000	279,100
Buffalo Municipal Water Finance Authority
Series A, Revenue Bond, 4.000%, 7/1/2022	300,000	308,610
Series A, Revenue Bond, 5.000%, 7/1/2023	300,000	323,751
Water Utility Impt., Series A, Revenue Bond, AGM, 5.000%, 7/1/2039	250,000	294,598
Water Utility Impt., Series A, Revenue Bond, AGM, 5.000%, 7/1/2043	600,000	702,492
Water Utility Impt., Series A, Revenue Bond, AGM, 5.000%, 7/1/2048	250,000	290,827
Enlarged City School District of Troy, G.O. Bond, BAM, 2.000%, 6/1/2026	500,000	527,995
Erie County Fiscal Stability Authority, Series D Revenue Bond, 5.000%, 9/1/2038	1,000,000	1,216,020
Greece Central School District, G.O. Bond, BAM, 2.500%, 6/15/2023	620,000	643,610
Kings Park Central School District, School Impt., G.O. Bond, 2.000%, 9/1/2024	415,000	434,762
Metropolitan Transportation Authority,
Transit Impt., Green Bond, Series C-1,
Revenue Bond, 4.750%, 11/15/2045	1,175,000	1,377,817
New York City, Series D, G.O. Bond, 1.216%, 8/1/2026	500,000	500,685
New York City Transitional Finance
Authority Building Aid
Prerefunded Balance, Revenue Bond, 5.000%, 7/15/2023	390,000	422,596
Unrefunded Balance, Revenue Bond, 5.000%, 7/15/2023	430,000	466,554
New York City Transitional Finance
Authority, Building Aid, Public Impt.,
Series S-2, Revenue Bond, 5.000%, 7/15/2023	2,000,000	2,170,020

	PRINCIPAL AMOUNT1/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York City Transitional Finance Authority, Future Tax Secured, Series B, Revenue Bond, 5.000%, 11/1/2024	3,000,000	$3,155,160
New York City Water & Sewer System, Water Utility Impt., Subseries BB-1, Revenue Bond, 5.000%, 6/15/2046	2,000,000	2,400,460
New York State
Highway Impt., Series A, G.O. Bond, 5.000%, 3/15/2023	510,000	545,598
Water Utility Impt., Prerefunded Balance, Series E, G.O. Bond, 4.250%, 12/15/2041	480,000	483,917
New York State Dormitory Authority
Series C, Revenue Bond, 0.887%, 3/15/2025	500,000	501,410
Unrefunded Balance, Series A, Revenue Bond, 5.000%, 2/15/2030	1,500,000	1,820,760
New York State Environmental Facilities Corp.
Water and Sewer, Series A, Revenue Bond, 5.000%, 6/15/2025	300,000	324,225
Water Utility Impt., Series B, Revenue Bond, 4.000%, 8/15/2046	2,000,000	2,224,940
New York State Thruway Authority, Series B, Revenue Bond, 4.000%, 1/1/2038	1,000,000	1,163,510
New York State Urban Development Corp.
Economic Impt., Series A, Revenue Bond, 5.000%, 3/15/2025	435,000	503,713
Series A, Revenue Bond, 5.000%, 3/15/2027	1,250,000	1,487,087
North Rose-Wolcott Central School
District, G.O. Bond, AGM, 2.000%, 6/15/2025	500,000	525,050
Onondaga County, Public Impt.,
Telecommunications Impt., G.O. Bond, 5.000%, 5/15/2023	1,000,000	1,077,530
Perinton
G.O. Bond, 3.000%, 12/15/2021	210,000	211,151
G.O. Bond, 4.000%, 12/15/2022	210,000	219,389
G.O. Bond, 4.000%, 12/15/2023	160,000	172,912
Port Authority of New York & New Jersey Airport & Marina Impt., Consolidated
Series 175, Revenue Bond, 5.000%, 12/1/2021	435,000	438,328
Consolidated Series 184, Revenue Bond, 5.000%, 9/1/2025	1,000,000	1,135,280
Rochester, School Impt., Series A, G.O. Bond, AMBAC, 5.000%, 8/15/2022	95,000	98,906
Sachem Central School District, G.O. Bond, 5.000%, 10/15/2023	250,000	274,320
Schenectady, School Impt., G.O. Bond, 2.000%, 12/15/2024	1,485,000	1,559,369

Investment Portfolio - September 30, 2021
(unaudited)

NEW YORK TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Smithtown
Public Impt., Recreational Facility Impt., G.O. Bond, 2.000%, 2/15/2022	675,000	$679,529
Public Impt., Recreational Facility Impt., G.O. Bond, 2.000%, 2/15/2023	435,000	445,688
Suffolk County Water Authority
Prerefunded Balance, Revenue Bond, 4.000%, 6/1/2022	200,000	201,228
Sullivan County, Public Impt., G.O.
Bond, 3.000%, 11/15/2023	500,000	525,770
Triborough Bridge & Tunnel Authority
Highway Impt., Series A, Revenue Bond, 5.000%, 11/15/2023	350,000	385,070
Highway Impt., Series A, Revenue Bond, 4.000%, 11/15/2044	500,000	578,060
Series B, Revenue Bond, 5.000%, 11/15/2029	360,000	440,413
Vestal Central School District, G.O.
Bond, 2.000%, 6/15/2025	685,000	722,154
Webster Central School District
School Impt., G.O. Bond, 2.000%, 10/15/2021	315,000	315,177
School Impt., G.O. Bond, 2.125%, 10/15/2025[2]	320,000	340,486

	PRINCIPAL AMOUNT1/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Webster Central School District
(continued)
School Impt., G.O. Bond, 2.250%, 10/15/2026[2]	330,000	$355,832

TOTAL MUNICIPAL BONDS
(Identified Cost $37,252,491)		38,439,028

U.S. TREASURY SECURITIES - 4.5%

U.S. Treasury Notes - 4.5%
U.S. Treasury Note
1.625%, 12/15/2022	245,000	249,393
0.125%, 1/31/2023	250,000	249,883
0.125%, 2/28/2023	250,000	249,805
0.125%, 3/31/2023	250,000	249,766
0.25%, 4/15/2023	250,000	250,166
1.75%, 5/15/2023	245,000	251,096
0.25%, 6/15/2023	250,000	250,058
0.125%, 7/15/2023	250,000	249,473
2.50%, 8/15/2023	240,000	250,031
TOTAL U.S. TREASURY SECURITIES (Identified Cost $2,249,703)		2,249,671

SHORT-TERM INVESTMENT - 21.8%
Dreyfus Government Cash
Management, Institutional Shares, 0.03%[3]
(Identified Cost $10,931,645)	10,931,645	10,931,645

TOTAL INVESTMENTS - 102.8%
(Identified Cost $50,433,839)		51,620,344
LIABILITIES, LESS OTHER ASSETS - (2.8)%		(1,421,100)
NET ASSETS - 100.0%		$50,199,244

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Represents a security purchased on a when-issued basis.

3Rate shown is the current yield as of September 30, 2021.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes

Investment Portfolio - September 30, 2021
(unaudited)

significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
New York Municipal Bonds	$38,439,028	$—	$38,439,028	$—
U.S. Treasury and other U.S. Government agencies	2,249,671	—	2,249,671	—
Short-Term Investment	10,931,645	10,931,645	—	—
Total assets	$51,620,344	$10,931,645	$40,688,699	$—

There were no Level 3 securities held by the Series as of December 31, 2020 or September 30, 2021.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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